Document and Entity Information	Jun. 08, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001514705
Document Type	8-K
Document Period End Date	Jun. 08, 2021
Entity Registrant Name	SUNCOKE ENERGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35243
Entity Tax Identification Number	90-0640593
Entity Address, Address Line One	1011 Warrenville Road
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Lisle
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60532
City Area Code	(630)
Local Phone Number	824-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false